Parent Entity Information - Statement of Comprehensive Loss of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (13,468,232)	$ (18,343,984)	$ (12,746,020)
Total comprehensive loss	(13,368,275)	(17,785,569)	(11,416,901)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(13,482,664)	(17,872,089)	(14,687,752)
Total comprehensive loss	$ (13,482,664)	$ (17,872,089)	$ (14,687,752)